Revenues (Details) - Schedule of revenues - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues from services
Revenues	$ 33,637	$ 36,934
Revenues from services [Member]
Revenues from services
Revenues	21,084	17,710
Sales of products [Member]
Revenues from services
Revenues	12,553	19,224
Data connectivity services [Member] | Revenues from services [Member]
Revenues from services
Revenues	15,787	12,072
International data connectivity services [Member] | Revenues from services [Member]
Revenues from services
Revenues	12,391	10,334
Local data connectivity services [Member] | Revenues from services [Member]
Revenues from services
Revenues	3,396	1,738
PaaS and SaaS services [Member] | Revenues from services [Member]
Revenues from services
Revenues	4,927	5,437
Others [Member] | Revenues from services [Member]
Revenues from services
Revenues	370	201
Others [Member] | Sales of products [Member]
Revenues from services
Revenues	72	1,795
Sales of terminals [Member] | Sales of products [Member]
Revenues from services
Revenues	10,589	14,451
Sales of data related products [Member] | Sales of products [Member]
Revenues from services
Revenues	$ 1,892	$ 2,978